Financial risk management and derivative financial instruments - Summary of Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ (5)	$ (4)
Non-current assets [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	20	7
Current liabilities [Member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(25)
Non-current liabilities [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments		(11)
Currency swaps [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	(20)	$ (4)
Currency forwards [member]
Disclosure Of Derivative Financial Instruments [line items]
Derivative financial instruments	$ 15